Consolidated Statements of Equity - USD ($) $ in Thousands	Total	Preferred Stock	Common Stock	Additional Paid-In Capital	Retained Earnings	Accumulated Other Comprehensive Loss	Treasury Stock	Total Shareholders’ Equity	Non-Controlling Interest
Balance at Dec. 31, 2014	$ 103,050	$ 20,000	$ 621	$ 51,316	$ 32,983	$ 165	$ (2,180)	$ 102,905	$ 145
Balance (in shares) at Dec. 31, 2014			6,208,259
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Capital withdrawals by noncontrolling interest	(1,224)								(1,224)
Stock options exercised	2,697		$ 29	2,668				2,697
Stock options exercised (in shares)			293,351
Net income	11,943				10,697			10,697	1,246
Changes in other comprehensive loss	(330)					(330)		(330)
Stock compensation	(831)						(831)	(831)
Dividend on preferred stock	(1,200)				(1,200)			(1,200)
Dividend on common stock	(1,898)				(1,898)			(1,898)
Balance at Dec. 31, 2015	112,207	20,000	$ 650	53,984	40,582	(165)	(3,011)	112,040	167
Balance (in shares) at Dec. 31, 2015			6,501,610
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Capital withdrawals by noncontrolling interest	(644)								(644)
Stock options exercised	190		$ 2	188				190
Stock options exercised (in shares)			20,371
Net income	18,943				18,510			18,510	433
Changes in other comprehensive loss	(184)					(184)		(184)
Stock compensation	(4)						(4)	(4)
Stock compensation	66			66				66
Stock dividend 10% (in shares)			625,971
Stock dividend 10%	0		$ 63	8,062	(8,125)			0
Dividend on preferred stock	(1,200)				(1,200)			(1,200)
Dividend on common stock	(2,284)				(2,284)			(2,284)
Balance at Dec. 31, 2016	$ 127,090	$ 20,000	$ 715	$ 62,300	$ 47,483	$ (349)	$ (3,015)	$ 127,134	$ (44)
Balance (in shares) at Dec. 31, 2016			7,147,952